Fair Value Measurements (Details) - Schedule of binomial lattice model for warrants - $ / shares	1 Months Ended	12 Months Ended
	Jan. 28, 2021	Dec. 31, 2021
(Initial Measurement) Public Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Market price of public shares	$ 9.61
Risk-free rate	1.00%
Dividend yield	0.00%
Exercise price	$ 11.5
Effective expiration date	Jun. 12, 2026
One-touch hurdle	$ 18.13
(Initial Measurement) Private Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Market price of public shares	$ 9.61
Risk-free rate	1.00%
Dividend yield	0.00%
Exercise price	$ 11.5
Effective expiration date	Jun. 12, 2026
One-touch hurdle
Private Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Market price of public shares		$ 9.84
Risk-free rate		1.23%
Dividend yield		0.00%
Exercise price		$ 11.5
Effective expiration date		Oct. 29, 2026
One-touch hurdle